                                                  ------------------------------
                                                            OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:          3235-0006
                                                  Expires:     December 31, 2006
                                                  Estimated average burden hours
                                                  per response............. 22.8
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.
Address: 2201 E. Lamar, Ste. 260
         Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  L. Scott Rand
Title: Chief Investment Officer
Phone: 817-649-2100

Signature, Place, and Date of Signing:


L. Scott Rand                             Arlington, TX        August 12, 2009
------------------------------------   ------------------   --------------------
[Signature]                                  [City]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           45

Form 13F Information Table Value Total:       48,744
                                          (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2       COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------- ------------------ --------- -------- ------------------ ---------  -------- --------------------
                                                                                                         VOTING AUTHORITY
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  --------------------
      NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------- ------------------ --------- -------- --------- --- ---- ---------- -------- ------- ------- ----
3M                        COMMON             88579Y101      721    12,000 SH       SOLE          N/A    12,000
Altra Holdings Inc        COMMON             02208R106    1,027   137,135 SH       SOLE          N/A   137,135
American Eagle Outfitters COMMON             02553E106    1,060    74,800 SH       SOLE          N/A    74,800
Baker Hughes Inc          COMMON             057224107    1,057    29,000 SH       SOLE          N/A    29,000
Boeing Co                 COMMON             097023105      425    10,000 SH       SOLE          N/A    10,000
Bronco Drilling Co Inc    COMMON             112211107      685   160,000 SH       SOLE          N/A   160,000
Build A Bear              COMMON             120076104    1,810   405,000 SH       SOLE          N/A   405,000
Carlisle Cos Inc          COMMON             142339100      841    35,000 SH       SOLE          N/A    35,000
Children's Place          COMMON             168905107      552    20,900 SH       SOLE          N/A    20,900
Crane Co                  COMMON             224399105      535    24,000 SH       SOLE          N/A    24,000
Culp Inc                  COMMON             230215105    1,000   200,000 SH       SOLE          N/A   200,000
Dell Inc                  COMMON             24702R101      947    69,000 SH       SOLE          N/A    69,000
Dover Corp                COMMON             260003108    1,158    35,000 SH       SOLE          N/A    35,000
DR Horton                 COMMON             23331A109    1,722   184,000 SH       SOLE          N/A   184,000
Emerson Elec Co           COMMON             291011104      778    24,000 SH       SOLE          N/A    24,000
Epicor                    NOTE 2.375% 5/2027 29426LAA6    1,338 2,000,000 PRN      SOLE          N/A
Harley Davidson Inc       COMMON             412822108    2,188   135,000 SH       SOLE          N/A   135,000
Highland Cr Strat FD      COMMON             43005Q107      491   100,000 SH       SOLE          N/A   100,000
Hillenbrand Inc           COMMON             431571108      200    12,000 SH       SOLE          N/A    12,000
Home Depot Inc            COMMON             437076102      709    30,000 SH       SOLE          N/A    30,000
Illinois Tool Wks Inc     COMMON             452308109    1,158    31,000 SH       SOLE          N/A    31,000
Intel Corp                COMMON             458140100    1,490    90,000 SH       SOLE          N/A    90,000
John Bean Tech Corp       COMMON             477839104      225    18,000 SH       SOLE          N/A    18,000
Lam Research Corp         COMMON             512807108      858    33,000 SH       SOLE          N/A    33,000
Lennar Corp               COMMON CL B        526057302      684    90,000 SH       SOLE          N/A    90,000
Lincare                   COMMON             532791100      400    17,000 SH       SOLE          N/A    17,000

Magma Design              NOTE 2% 5/2010     559181AC6    1,200 1,500,000 PRN      SOLE          N/A
Miller Herman Inc         COMMON             600544100    1,381    90,000 SH       SOLE          N/A    90,000
Nabors Inds Ltd           SHS                G6359F103    1,169    75,000 SH       SOLE          N/A    75,000
Penney J C Inc            COMMON             708160106    1,608    56,000 SH       SOLE          N/A    56,000
Qlogic Corp               COMMON             747277101    1,014    80,000 SH       SOLE          N/A    80,000
Robert Half Intl Inc      COMMON             770323103    1,181    50,000 SH       SOLE          N/A    50,000
Rockwell                  COMMON             773903109      964    30,000 SH       SOLE          N/A    30,000
Sealy Corp                Right 6/25/2009    812139129      413   195,000 SH       SOLE          N/A
Select Sector SPDR Tr -
   Financial              COMMON             81369Y605    7,170   600,000 SH  CALL SOLE          N/A
Stanley Wks               COMMON             854616109      812    24,000 SH       SOLE          N/A    24,000
Staples Inc               COMMON             855030102    1,312    65,000 SH       SOLE          N/A    65,000
Sysco Corp                COMMON             871829107      742    33,000 SH       SOLE          N/A    33,000
Texas Instrs Inc          COMMON             882508104      639    30,000 SH       SOLE          N/A    30,000
Trueblue Inc              COMMON             89785X101    1,008   120,000 SH       SOLE          N/A   120,000
Unit Corp                 COMMON             909218109      414    15,000 SH       SOLE          N/A    15,000
United  Parcel Service    COMMON CL B        911312106      900    18,000 SH       SOLE          N/A    18,000
Verigy Ltd                SHS                Y93691106    1,146    94,000 SH       SOLE          N/A    94,000
Walgreens Co              COMMON             931422109    1,029    35,000 SH       SOLE          N/A    35,000
Western Digital Corp      COMMON             958102105      583    22,000 SH       SOLE          N/A    22,000